October 5, 2020

VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention:     Raymond A. Be, Esq.

Re:	NB Crossroads Private Markets Access Fund LLC Registration Statement on Form N-2 File Numbers: 333-239934, 811-23591

Ladies and Gentlemen:

On behalf of NB Crossroads Private Markets Access Fund LLC (the “Fund”), filed herewith under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Pre-Effective Amendment No. 1 (the “Amendment”) under the Securities Act to the Fund’s Registration Statement on Form N-2 filed with the Securities and Exchange Commission (the “Commission”) on July 17, 2020 (the “Registration Statement”).

The Amendment is marked to show changes made in response to comments of the Commission’s staff (the “Staff”) on the Registration Statement that were provided to James Bowden by Raymond A. Be of the Staff by letter dated August 14, 2020.  For the convenience of the Staff, these comments have been restated below in their entirety.  The Fund’s response follows each comment.  References in the responses to the Fund’s Prospectus or Statement of Additional Information (“SAI”) are to those filed as part of the Amendment.  In addition to revisions made in response to Staff comments, certain other changes have been made in the Amendment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

GENERAL

1.
Staff Comment:  We note that portions of the filing, including the Fund’s financial statements, are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any amendments.

Response:  Understood.

PROSPECTUS

Summary of Offering Terms

Investment Objective and Strategies (page 2)

2.
Staff Comment:  Given the reference to “Private Markets” in the Fund’s name, please include an 80% investment policy as part of the Fund’s investment strategies, in accord with Rule 35d-1 under the Investment Company Act.

Response:  We do not believe the inclusion of “Private Markets” in the Fund’s name requires the adoption of an 80% policy under Rule 35d-1 under the 1940 Act, as private markets are neither a type of investment nor an industry, but rather descriptive of the Fund’s investment strategy.  The SEC has explicitly stated that Rule 35d-1 does not apply to fund names that describe a fund’s investment objective, strategy or policies (see, e.g., Request for Comment on Fund Names, Rel. No. IC-33809, Mar. 2, 2020, and Investment Company Names, Release No. IC-24828, Jan. 17, 2001).  As described in the Prospectus, the Fund’s private equity investments are expected to focus on private equity strategies including: (i) buyouts; (ii) special situations; (iii) venture and growth capital; (iv) infrastructure and real assets; and (v) private credit.  The Fund does not intend to focus on a particular type of investment nor focus its investments in a particular industry; accordingly, we do not believe that the Fund’s name is subject to Rule 35d-1(a)(2), although the Fund is still subject to the general prohibition on misleading names in Section 35(d), as well as other antifraud provisions of the federal securities laws.

3.
Staff Comment:  The disclosure states that the Fund intends to invest in private funds. To the extent the Fund expects such investments to involve unfunded investment commitments, supplementally provide:

•	A representation that the Fund reasonably believes its assets will provide adequate cover to allow it to satisfy all of its unfunded investment commitments, and

•	A general explanation as to why the Fund believes it will be able to cover its commitments.

Response:  The Fund reasonably believes its assets will provide adequate cover to allow it to satisfy any of its unfunded investment commitments. The Fund anticipates allocating a significant portion of its assets to direct investments, including direct co-investments, which are unlikely to have an unfunded commitment component.  In addition, the Fund will maintain a portion of its assets in cash, cash equivalents and liquid fixed-income liquid securities that could be sold for cash in a timely manner in order to satisfy unfunded commitment calls.  Overall, the Fund believes that it would be able to comply with the SEC’s proposed rulemaking with respect to unfunded commitments by registered investment companies (Use of Derivatives by Registered Investment Companies and Business Development Companies; Required Due Diligence by Broker-Dealers and Registered Investment Advisers Regarding Retail Customers’ Transactions in Certain Leveraged/Inverse Investment Vehicles, Release No. IC-33704, Nov. 25, 2019), and will continue to assess its practices with respect to unfunded commitments in light of any final rulemaking by the SEC.

Purchasing Shares (page 4)

4.
Staff Comment:  Please insert “promptly” after “returned” in the sentence “Unless otherwise required by applicable law, any amount received in advance of a purchase ultimately rejected by the Fund will be returned to the prospective investor without the deduction of any sales load, fees, or expenses.”  In addition, with a view to disclosure, please confirm that such prospective investors will receive a pro-rata share of any interest earned on the amounts placed in escrow, if applicable.

Response:  The requested revision has been made in the Amendment.  Additionally, the following disclosure has been added to the Amendment:  “Prospective investors whose purchases are rejected by the Fund will receive a pro rata share of any interest earned on the amounts placed in escrow prior to acceptance, if applicable.”

Summary of Fees and Expenses (page 10)

5.
Staff Comment:  We note that your advisory agreement provides for an incentive fee, however your fees and expenses table does not reflect any estimated incentive fee payments for the fiscal year ending March 31, 2021. Briefly explain to us how you determined that excluding an estimated incentive fee amount was appropriate under the circumstances.

Response:  The fees and expenses table, as well as the related expense example, do not reflect any estimated incentive fee payments for the fiscal year ending March 31, 2021, as the Fund does not anticipate earning an incentive fee during its first fiscal year of operations.  Disclosure to that effect has been added to the Amendment.  Additionally, per Instruction 7.a to Item 3 of Form N-2, only the Fund’s base management fee should be assumed in the fees and expenses table in the case of a performance fee arrangement.

Investment Objective and Strategy (page 13)

6.
Staff Comment:  The disclosure states that the Fund’s investment objective is a non-fundamental policy and may be changed by the Board without prior Shareholder approval. Disclose the type of notice that shareholders will receive of such a change

Response:  The referenced disclosure, and corresponding disclosure, has been revised in the Amendment as follows:  “The Fund’s investment objective is a non-fundamental policy of the Fund and may be changed ~~by the Board without prior Shareholder approval~~ with the approval of the Fund’s Board upon 60 days’ prior written notice to the Fund’s Shareholders.

Direct Investments (page 14)

7.
Staff Comment:  It appears that the Fund intends to invest in senior loans. If the Fund intends to hold a significant amount of covenant-lite or unitranche loans, please revise your principal risks disclosure to include the heightened risks associated with covenant-lite or unitranche loans.

Response:  Relevant risk disclosure has been made in the Amendment under “Risks — Loan Interests Risk.”

8.
Staff Comment:  We note the references to investing in CAT Bonds on page 14.  CAT Bonds appear to have investment characteristics that are dissimilar to the other investment categories you will allocate to in terms of the data and experience necessary to model investment returns and risks.  In an appropriate location, please revise to discuss the Adviser’s process for analyzing these investments and provide additional detail about the geographies and perils that the CAT Bonds will reference.

Response:  The following disclosure has been added to the Amendment under “Investment Types—Direct Investments”:

The investment team, in coordination with an analytics team, model the deal specifics for potential CAT Bonds investments using third party simulation models. The modeled view of risk is further refined based on the investment team’s knowledge of the construction, biases, and best practice implementation of these models as well as to account for short-term climate or seismic variability. Risk assessment is fundamental to the investment process. Under this risk-centric framework, the investment team takes into account a number of factors, including peril, region, trigger, and structure.

Trigger events may include either natural or non-natural perils of a kind that results in significant physical or economic loss.  Natural perils include disasters such as hurricanes, earthquakes, windstorms, fires, floods and other weather-related occurrences, as well as mortality or longevity events.  Non-natural perils include disasters resulting from human-related activity such as commercial and industrial accidents or business interruptions.  Trigger events are typically defined by three criteria: an event; a geographic area in which the event must occur; and a threshold of economic or physical loss (either actual or modeled) caused by the event, together with a method to measure such loss. In order for a trigger event to be deemed to have occurred, each of the three criteria must be satisfied while the bond is outstanding.  The Fund has no limit as to the types of events, geographic areas or thresholds of loss referenced by event-linked bonds in which it can invest.

Some CAT Bonds reference only a single trigger event.  Other CAT Bond may reference multiple trigger events, the occurrence of any one (or other number) of which would satisfy these criteria. Alternatively, CAT Bond may not specify a particular peril.  In these cases, only the geographic area and threshold of physical or economic loss determines whether a trigger event has occurred.  Geographic areas identified by CAT Bonds range broadly in scope.  A limited number of CAT Bonds do not identify a geographic area, meaning that the event can occur anywhere. The majority of CAT Bonds relate to events occurring within the United States (or a single state or group of states within the United States), Europe (or a single European country) or Japan.

We also refer the Staff to “Risks—Risks Associated with CAT Bonds,” which provides additional disclosure as to CAT Bonds.

Repurchase of Shares Risk (page 18-19)

9.
Staff Comment:  The disclosure states: “the Board may offer to repurchase Shares at a discount to their prevailing net asset value that appropriately reflects market conditions, subject to applicable law.” With a view to disclosure, supplementally explain how such offers will be made.

Response:  The Fund generally does not expect to make offers to repurchase its Shares at a discount to their net asset value. Corresponding revisions have been made to the Amendment.  The Fund notes that if the Board, in its discretion, does decide that such an offer to repurchase Shares at a discount to their prevailing net asset value may be appropriate, then pursuant to Rule 13e-4 under the Securities Exchange Act of 1934, as amended, the Fund is permitted to repurchase Shares at a discount to their net asset value as long as the same offer is made to all Shareholders.

Incentive Fee (page 28)

10.
Staff Comment:  We note the incentive fee may be computed and paid on gains or income that is unrealized.  As a result, it appears that you will have a cash payment obligation to the Adviser that is unmatched by cash proceeds you would typically receive if gains were realized.  Please revise your risk disclosure to address the risk that the incentive fee obligation may require you to sell positions prematurely or otherwise disrupt portfolio management.

Response:  The following disclosure has been added to the Amendment in Summary of Offering Terms—Incentive Fee: “The Investment Adviser does not return to the Fund amounts paid to it on net profits that the Fund has not yet received in cash if such amounts are not ultimately received by the Fund in cash. If the Fund does not ultimately receive amounts in cash, a loss would be recognized, which would increase the amount of the Loss Recovery Account and reduce future fees.”

Additionally, the following disclosure has been added to Risks—Incentive Fee:

The Incentive Fee is computed and paid on net profits that may include interest that has been accrued but not yet received in cash, such as market discount, debt instruments with payment in kind (“PIK”) interest, preferred stock with PIK dividends and zero coupon securities, as well as amounts related to unrealized capital appreciation. If there is a default on an investment by the obligor or such capital appreciation is not ultimately realized, it is possible that amounts previously used in the calculation of the Incentive Fee will become uncollectible, and the Investment Adviser will have no obligation to refund any fees it received in respect of such accrued income.  In addition, since in certain cases the Fund may recognize net profits before or without receiving cash representing such net profits and have a corresponding obligation to make an incentive fee payment, the Fund may have to sell some of its investments at times it would not consider advantageous, raise additional debt or equity capital or reduce new investments to meet its payment obligations.

Epidemics, Pandemics, Outbreaks of Disease and Public Health Issues (page 30)

11.
Staff Comment:  On page 30 you disclose that the Adviser’s and Fund’s operations and investments could be materially adversely affected by outbreaks of disease, epidemics, and public health issues such as COVID-19. With a view to disclosure, please explain in correspondence how the Adviser’s investment analysis and diligence process have changed as a result of COVID-19. For example:

•	Has COVID-19 caused the Adviser to rethink the data and models it historically relied on when making investment decisions?

•	Does the Adviser believe historical investment trends and data relationships will continue, and if not, how is the Adviser repositioning its analysis in response?

•	Has the potential inability to conduct in-person due diligence impacted the number of investment options available and the Adviser’s overall comfort level with certain allocation types?

These are examples only. Our comment seeks to understand how COVID-19 affects your investment operations and process as this may affect the Fund’s investments in a way that should be reflected in your disclosure. Please explain and revise as necessary.

Response:  The Adviser’s parent company, Neuberger Berman, is a global business with approximately 2,300 employees in 41 offices across 23 countries as of June 30, 2020. As Neuberger Berman continues to monitor the ongoing developments related to the COVID-19 pandemic, it remains focused on two key themes: the safety of its employees and clients, and the continuity of its investment and business operations. Accordingly, Neuberger Berman has coordinated and implemented a global response to COVID-19 through the actions of its Operational Risk Team and Business Continuity Management (“BCM”) Team. The BCM team is partnering with over 60 Business Continuity Coordinators (“BCC”), covering each location and business function across the firm, and is hosting regular calls with the global senior management team and the BCCs to provide updates on the COVID-19 situation and discuss issues that arise accordingly. Neuberger Berman has restricted business travel and a majority of employees are now working remotely as part of its business continuity procedures. Neuberger Berman’s work from home processes has allowed for uninterrupted global functionality across the entire employee population.

The Adviser’s investment analysis processes and functioning of its investment professionals has not been materially impacted.  Specifically, the Adviser has not been required to change the manner in which it relies on data or investment models relating to monitoring investments and making investment decisions. With respect to Adviser’s due diligence process, given social distancing requirements mandated by both the federal and state governments, on-site diligence reviews have not been feasible and the Adviser’s Operational Due Diligence Team has continued to perform its reviews using video conferencing technology. The Adviser does not believe that its reliance upon video conferencing technology for due diligence meetings has a material impact on its process and has not impacted the number of investment options available to its clients, including the Fund.

Risks Associated with CAT Bonds (page 42)

12.
Staff Comment:  The disclosure states: “More specifically, the obligation of the special purpose vehicle to repay principal is contingent on the occurrence or non-occurrence of whatever catastrophic event or events are specified road array of perils utilizing an indemnity, index, modeled low or parametric trigger.” Please rephrase in plain English.

Response:  The paragraph including the referenced disclosure in the Amendment has been revised as follows:  “A CAT Bond is a form of insurance-linked security that is sold in the capital markets. CAT Bonds are a way for insurers, reinsurers, corporations and government entities that have risks associated with natural catastrophe events and disasters to transfer those risks to the capital market in securities format. To issue a CAT Bond, the sponsor, typically a reinsurance company, creates a special purpose vehicle that issues individual notes to capital markets investors. The special purpose vehicle provides protection to the sponsor against the risk of specified natural or non-natural catastrophes or events. More  specifically,  the  obligation  of  the  special  purpose  vehicle  to  repay principal is contingent on the occurrence or non-occurrence of whatever catastrophic event or events are specified. In the event that the specific natural catastrophe mentioned in the CAT Bond occurs, the bond is “triggered” and all or a portion of the original principal can be used to pay the approved claims from the trigger event.  An investment in CAT Bonds is subject to special risks, including the following:”

Investment Adviser Affiliates May Engage in Adverse Activities (pages 46-47)

13.
Staff Comment:  The disclosure states: “Neither the Adviser nor its affiliates will consider the conflict between their activities and the interests of any Portfolio Fund or portfolio company . . . and will engage in their business activities in the ordinary course without regard to whether a particular act or omission may have an adverse effect on the Fund.” Please explain how such behavior would be consistent with the Adviser’s fiduciary duties to the Fund.

Response:  This disclosure has been removed from the Prospectus in the Amendment.

Plan of Distribution (page 60)

14.
Staff Comment:  The disclosure states: “The Fund will initially offer two classes of Shares: Institutional Class Shares and Class A Shares. Clarify that Class A Shares will not be offered unless multi-class exemptive relief is obtained.

Response:  The requested revision has been made in the Amendment.

Sales Load—Class A Shares (page 61)

15.
Staff Comment:  The disclosure states: “It is the Shareholder’s responsibility to determine whether a reduced sales load would apply.” Disclose how a shareholder can determine whether he or she is eligible for a reduced sales load.

Response:  The referenced disclosure has been revised in the Amendment as follows: “It is the Shareholder’s responsibility to determine whether a reduced sales load would apply pursuant to the listed sales load waivers listed above, including by communicating with his or her employer or purchasing financial services firm, as applicable.

Transfer Restrictions (page 63)

16.
Staff Comment:  The disclosure states: “In certain circumstances set forth in the LLC Agreement, a Shareholder may be required to withdraw entirely from the Fund.” Disclose any material circumstances under which a shareholder must withdraw from the Fund.

Response:  The requested disclosure will be added in a future pre-effective amendment to the Registration Statement after the LLC Agreement is approved by the Fund’s Board of Managers.  Such circumstances, however, are anticipated to be limited to when the Board determines that the continued participation of a Shareholder in the Fund might subject the Fund to restrictions or other adverse consequences as a result of applicable laws or regulations.

Repurchase of Shares Procedures (page 64)

17.	Staff Comment: Clarify when the commencement date and the Expiration Date for a tender offer will occur relative to the Valuation Date and Repurchase Date.

Response:  The following disclosure has been added to the Amendment: “Each repurchase offer generally will commence approximately [90] days prior to the applicable Valuation Date.  The expiration date of the repurchase offer (the “Expiration Date”) will be a date set by the Board occurring no sooner than 20 business days after the commencement date of the repurchase offer, provided that such Expiration Date may be extended by the Board in its sole discretion.”

18.
Staff Comment:  We note the statement on page 65 that “[t]he Board has discretion to hold back a portion of the amount due under the Promissory Notes, which shall not exceed [90]% of the total amount due.” It is unclear whether this means the Fund may hold back $90 for every $100 owed or something different. Please advise or revise as appropriate.

Response:  The referenced disclosure has been revised in the Amendment as follows: “The Board has discretion to hold back a portion of the amount due under the Promissory Notes, which shall not exceed ~~[90]%~~ 10% of the total amount due to all tendering Shareholders.”

19.
Staff Comment:  With regard to the repurchase offer, please disclose that, pursuant to Rule 13e-4(f)(2)(ii) under the Exchange Act, Shareholders have the right to withdraw their tender after the expiration of forty business days from the commencement of the tender offer, if not yet accepted for payment.

Response:  The following disclosure has been added to the Amendment: “Following the commencement of an offer to repurchase Shares, the Fund may suspend, postpone or terminate such offer in certain circumstances upon the determination of a majority of the Board, including a majority of the Independent Managers, that such suspension, postponement or termination is advisable for the Fund and its Shareholders, including, without limitation, circumstances as a result of which it is not reasonably practicable for the Fund to dispose of its investments or to determine its net asset value, and other unusual circumstances.  Shareholders have the right to withdraw their written tenders after the expiration of forty business days from the commencement of the offer, if not yet accepted by the Fund for payment.”

20.
Staff Comment: In the fourth paragraph on page 66, the disclosure refers to “Discount Repurchase Offers as described above.” This defined term does not seem to appear elsewhere in the document. Please clarify.

Response:  As noted above in Response No. 9, the Fund will not make offers to repurchase its Shares at a discount to their net asset value. Corresponding revisions have been made to the Amendment.

21.
Staff Comment:  In the first paragraph on page 67, the disclosure states “the Fund is permitted to allocate [to] Shareholders, whose Shares are repurchased, costs and charges imposed by Portfolio Funds or otherwise incurred in connection with the Fund’s investments, if the Adviser determines to liquidate such Shares as a result of repurchase tenders by Shareholders.” Confirm that estimates of any such charges are reflected in the fee table.

Response:  Such charges are not currently able to be estimated, as they will depend on the Fund’s investments over time, the Fund’s investments that may need to be redeemed in connection with any particular repurchase offer, and the amount of Shares of the Fund being redeemed.  Such charges also will not be allocated to all Shareholders and, as a result, the Fund does not believe it would be appropriate to include those charges in the fee table.  To the extent the Fund determines that such charges can be properly estimated and should be reflected as expenses in the Fund’s statement of operations, the Fund will include those charges consistent with Item 3, Instruction 9 of Form N-2.  In addition, the Fund’s fees remain subject to approval by the Fund’s Board of Managers at the Fund’s organizational meeting, which is scheduled to occur after the Amendment has been filed.  Once the Fund’s fees are approved, and estimated expenses are determinable, they will be reflected in the fee table included in the next pre-effective amendment to the Registration Statement.

PART C

Item 15. Financial Statements and Exhibits

22.	Staff Comment: Please file the finalized exhibits once they are available.

Response:  The finalized exhibits will be filed once available.

Signatures

23.	Staff Comment: Please add signature lines for the required officers and at least a majority of the Funds’ trustees. See Section 6 of the Securities Act.

Response:  The applicable signature lines will be added to the Registration Statement once the required officers and board members have been appointed.

ACCOUNTING COMMENTS

Advisory Fee (page 7)

24.
Staff Comment: The disclosure indicates that the advisory fee is calculated prior to the deduction of any expenses. Do the expenses include other operating expenses of the fund (e.g. custodian fees)? Would this include non-asset based expenses, such as audit fees or legal fees?

Also, please reword how the advisory is calculated. It implies using “net asset value,” however it further reads that it is calculated before certain expenses. We suggest using a term other than “net asset value” to describe asset base used for calculation.

Response:  The referenced disclosure has been revised as follows in the Amendment:  “For purposes of determining the Advisory Fee payable to the Investment Adviser for any month, the net asset value will be calculated prior to the inclusion of the Advisory Fee and Incentive Fee payable to the Investment Adviser.”

25.	Staff Comment: Clarify whether the advisory fee is calculated monthly or quarterly. Both time periods are noted in the disclosure.

Response:  The advisory fee is calculated and accrued monthly but paid quarterly, and such corresponding revisions have been made to the Amendment.

Incentive Fee (page 7)

26.	Staff Comment: Please discuss the accounting for the incentive fee. For example, will the fee be accrued each time a NAV is struck?

Response:  The Fund respectfully submits that, in accordance with Generally Accepted Accounting Principles, the Fund will be required to include accruals for the Incentive Fee at each Determination Date, even though the Incentive Fee is not determined and/or payable under the Investment Advisory Agreement until the end of each calendar quarter.

27.	Staff Comment: Please clarify the equation used to calculate the incentive fee. In particular, in the first sentence of this section, is the term “over” intended to mean “divided by”?

Response:  The referenced disclosure has been revised as follows in the Amendment:  “At the end of each calendar quarter of the Fund, the Investment Adviser will be entitled to receive an incentive fee equal to [   ]% of the ~~excess~~ difference, if positive, between, ~~if any, of~~ (i) the net profits of the Fund for the relevant period and (ii) the then balance, if any, of the Loss Recovery Account (as defined below) (the “Incentive Fee”).”

28.	Staff Comment: Disclose how other items, such as distributions of income and advisor contributions, impact the calculation of the incentive fee?

Response:  Investment Adviser contributions and other amounts would be included in the Fund’s net profits, and impact the calculation of the Incentive Fee, to the extent that such amounts impact the Fund’s net asset value.

The following disclosure will be revised in the Amendment as follows:  “For the purposes of the Incentive Fee, the term “net profits” shall mean (i) the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses) plus (ii) the aggregate distributions accrued during the period.

29.	Staff Comment: Please provide a hypothetical example of the incentive fee with an example of when amounts have been earned and when amounts reduce and/or prevent payment of the accrued fee.

Response:  As noted in response to Staff Comment No. 5, the Fund does not anticipate paying the Incentive Fee during its first year of operations and, as such, the Incentive Fee is not included in the Fund’s expense example in its Prospectus.  Furthermore, such a hypothetical example is not required by Item 3 or Item 20 of Form N-2.  In addition, we note that the Staff has not required the inclusion of such an example in the registration statements of other Funds managed by the Adviser that are subject to incentive fees or the registration statements of third-party managed registered closed-end funds that charge incentive fees substantially similar to the Incentive Fee.  We believe the current disclosure adequately describes the characteristics and effects of the Incentive Fee, and the Fund will continue to assess the sufficiency of its disclosure in connection with subsequent updates of the Fund’s Registration Statement.

30.	Staff Comment: In the first sentence of the second paragraph of this section, clarify how the Fund defines “net losses.” For example, does it include “unrealized losses” within that term?

Response:  The following disclosure has been added to the Amendment: “Net losses are defined as the amount by which the net asset value of the Fund on the last day of the relevant period is less than the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including offering and organizational expenses).”

Examples (page 11)

31.
Staff Comment: The disclosure states “A greater return than that used in the Examples would increase the dollar amount of the asset-based fees paid by the Fund, as well as the effect of the Incentive Fee.” Please clarify the risks that Fund is highlighting here.  Consider providing an example.

Response:  The referenced disclosure is intended to advise investors that (i) a higher rate of return will result in greater Fund assets and, as a result, a proportionally greater dollar amount of the Advisory Fee, which is based on the Fund’s net asset value and (ii) it will be more likely that the Adviser will earn an Incentive Fee.  The Fund does not believe that additional examples are necessary, could be potentially confusing to investors, and since the Fund has not yet commenced investment operations, the Incentive Fee shown in the fees and expenses table is estimated for the Fund’s first year of operations.  The Fund will assess its disclosure in future years when it updates its Registration Statement.

Investment Advisory Agreement (page 54)

32.
Staff Comment: The disclosure states “This Advisory Fee is separate from the Incentive Fee that the Investment Adviser receives in the event that specified investment returns are achieved by the Fund.” This sentence could be read to imply that there is another (2nd) advisory fee. Please clarify.

Response:  The Fund is subject to both the Advisory Fee and, potentially, an Incentive Fee if certain returns are obtained.  Such fees are fully disclosed in the Prospectus and will be precisely described in the Fund’s investment advisory agreement in accordance with Section 15(a)(1) of the 1940 Act.

*     *     *     *     *

Please direct any questions or comments to me at 212.969.3379 or kkaufman@proskauer.com, or to Nicole M. Runyan at 212.969.3361 or nrunyan@proskauer.com.

Very truly yours,

/s/ Kim Kaufman
Kim Kaufman

cc:     Nicole M. Runyan